Non-current provisions and other non-current liabilities	12 Months Ended
Dec. 31, 2020
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current liabilities

15. Non-current provisions and other non-current liabilities

Of the total amount of non-current provisions and other non-current liabilities amounting to €931,590 at December 31, 2020 (2019: €616,916), €700,306 (2019: €219,129) are due in between more than one and three years, €104,343 (2019: €34,762) are due in between three to five years and €126,941 (2019: €363,025) are due after five years.

The item “Other non-current liabilities” in the amount of €836,030 at December 31, 2020 (2019: €508,113) includes, among others, contract liabilities of €304,632 (2019: €6), put option liabilities of €236,638 (2019: €279,462) and variable payments outstanding for acquisitions of €47,046 (2019: €55,424).

The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2020	translation	group	Utilized	Reversed	Additions	Reclassifications	2020

Personnel expenses	60,366	(4,569)	710	(1,747)	(3,576)	20,190	(26,630)	44,744
Interest payable related to income taxes	26,111	(197)	—	—	—	3,161	—	29,075
Other non-current provisions	22,326	(2,859)	3,199	(1,644)	(960)	854	825	21,741
Non-current provisions	108,803	(7,625)	3,909	(3,391)	(4,536)	24,205	(25,805)	95,560

Personnel expenses mainly refer to provisions for share-based plans and provisions for severance payments. As at December 31, 2020, the provisions for share-based plans amounted to €36,406 (2019: €47,411). See note 20.

The item “Other non-current provisions” in the table above includes provisions for asset retirement obligations.

The increase during the period in the discounted amount arising from the passage over time and the effect of any change in the discount rate is not material.